Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897

Supplement dated October 9, 2019
to the
Prospectus dated July 31, 2019
for the Pemberwick Fund (the “Fund”),
a series of Manager Directed Portfolios

Effective September 4, 2019, Gregg Hrivnak, Richard Figuly, and Susan Parekh no longer serve as portfolio managers of the Fund. They have been replaced by Wendy Fletcher, Executive Director of J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”), and Michelle Blakeman-Hindman, Vice President of J.P. Morgan. James Hussey, President of Pemberwick Investment Advisors LLC, the Fund’s investment adviser, will continue to manage the Fund along with Ms. Fletcher and Ms. Blakeman-Hindman. Effective immediately, disclosures in the Prospectus are hereby amended as described below.
The Prospectus is hereby amended to remove all references to Mr. Hrivnak, Mr. Figuly, and Ms. Parekh.
The sub-section of the Prospectus entitled “Summary Section—Management of the Fund—Portfolio Managers” is revised as follows:
Portfolio Managers

•	James Hussey is the President of Pemberwick and has managed the Fund since the Predecessor Fund’s inception in 2010.

•	Wendy Fletcher is an Executive Director of J.P. Morgan and has managed the portion of the Fund allocated to the Sub-Advisor since September 2019.

•	Michelle Blakeman-Hindman, Vice President of J.P. Morgan, has managed the portion of the Fund allocated to the Sub-Advisor since September 2019.
The sub-section of the Prospectus entitled “Management of the Fund—Portfolio Managers—J.P. Morgan Investment Management Inc.” is revised to add the following disclosure for Ms. Fletcher and Ms. Blakeman-Hindman:
Wendy Fletcher, Executive Director of J.P. Morgan, is responsible for the day-to-day management of the portion of the Fund allocated to the Sub-Advisor. Ms. Fletcher is a member of the Global Fixed Income, Currency & Commodities (GFICC) group.  She is a portfolio manager for the Customized Bond Portfolios team and is responsible for managing institutional and global wealth management portfolios. Ms. Fletcher joined J.P. Morgan in 1999 as a fixed income trader and then assumed liquidity management portfolio responsibilities.  From there, she joined the Institutional Global Cash team managing over $475 billion in assets in mutual funds and Institutional accounts.
Michelle Blakeman-Hindman, Vice President of J.P. Morgan, is responsible for the day-to-day management of the portion of the Fund allocated to the Sub-Advisor. Ms. Blakeman-Hindman is a member of the Global Fixed Income, Currency & Commodities (GFICC) group. She is a portfolio manager for the Customized Bond Portfolios team and is responsible for managing institutional taxable bond portfolios. An employee of the Sub-Advisor since 2005, Ms. Blakeman-Hindman was previously a trading assistant and a member of the Security Settlements Columbus team.
Both of the Sub-Advisor's portfolio managers are equally responsible for the day-to-day management of the portion of the Fund allocated to the Sub-Advisor.

***

The date of this Supplement is October 9, 2019.
Please retain this Supplement with your Prospectus for future reference.

Supplement dated October 9, 2019
to the
Statement of Additional Information dated July 31, 2019
for the Pemberwick Fund (the “Fund”),
a series of Manager Directed Portfolios

Effective September 4, 2019, Gregg Hrivnak, Richard Figuly, and Susan Parekh no longer serve as portfolio managers of the Fund. They have been replaced by Wendy Fletcher, Executive Director of J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”), and Michelle Blakeman-Hindman, Vice President of J.P. Morgan. James Hussey, President of Pemberwick Investment Advisors LLC, the Fund’s investment adviser, will continue to manage the Fund along with Ms. Fletcher and Ms. Blakeman-Hindman. Effective immediately, disclosures in the Statement of Additional Information (“SAI”) are hereby amended as described below.

The SAI is hereby amended to remove all references to Mr. Hrivnak, Mr. Figuly, and Ms. Parekh.

The table under the sub-section entitled “Portfolio Managers—J.P. Morgan Investment Management Inc., Sub-Advisor—Other Accounts Managed” is hereby revised as follows:

Portfolio Manager/ Type of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Wendy Fletcher*
Other Registered Investment Companies	1	$27.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	233	$2,225.1	0	$0

Michelle Blakeman-Hindman*
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
*Information for Ms. Fletcher and Ms. Blakeman-Hindman is provided as of August 31, 2019.
***
The sub-section entitled “Portfolio Managers—J.P. Morgan Investment Management Inc., Sub-Advisor—Ownership of Securities” is hereby revised as follows:

Ownership of Securities. As of August 31, 2019, Ms. Fletcher and Ms. Blakeman-Hindman did not beneficially own any shares of the Fund.

The date of this Supplement is October 9, 2019.
Please retain this Supplement with your Statement of Additional Information for future reference.

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